Consolidated Statements of Equity and Partners' Capital - USD ($) $ in Thousands		Total		Net Investment by Anadarko [Member]	Common Units [Member]	Class C Units [Member]	Series A Preferred Units [Member]	General Partner Units [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2015	[1]	$ 4,643,386		$ 1,155,956	$ 2,588,991	$ 710,891	$ 0	$ 120,164	$ 67,384
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	[1]	663,600		72,632	269,018	28,642	45,784	236,561	10,963
Above-market component of swap agreements with Anadarko	[1],[2]	45,820			45,820
Issuance of common units, net of offering expenses	[1]	25,000			25,000
Issuance of Series A Preferred units, net of offering expenses	[1]	686,937					686,937
Beneficial conversion feature of Series A Preferred units	[1]	0			93,409		(93,409)
Amortization of beneficial conversion feature of Class C units and Series A Preferred units	[1]	0			(42,407)	11,298	31,109
Distributions to noncontrolling interest owner	[1]	(13,784)							(13,784)
Distributions to unitholders	[1]	(671,938)			(428,231)		(30,876)	(212,831)
Acquisitions from affiliates	[1]	(712,500)		(553,833)	(158,667)
Revision to Deferred purchase price obligation – Anadarko	[1],[3]	139,487			139,487
Contributions of equity-based compensation from Anadarko	[1]	4,214			4,131			83
Net pre-acquisition contributions from (distributions to) Anadarko	[1]	(42,224)		(42,224)
Net contributions from (distributions to) Anadarko of other assets	[1]	(451)	[4]	130	(572)			(9)
Elimination of net deferred tax liabilities	[1]	129,229		129,229
Other	[1]	893			893
Balance at Dec. 31, 2016	[1]	4,897,669		761,890	2,536,872	750,831	639,545	143,968	64,563
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	[1]	742,401		164,183	231,405	24,790	7,453	303,835	10,735
Above-market component of swap agreements with Anadarko	[1],[2]	58,551			58,551
Conversion of Series A Preferred units into common units	[1],[5]	0			686,936		(686,936)
Amortization of beneficial conversion feature of Class C units and Series A Preferred units	[1]	0			(66,718)	4,419	62,299
Distributions to noncontrolling interest owner	[1]	(13,569)							(13,569)
Distributions to unitholders	[1]	(801,300)			(510,228)		(22,361)	(268,711)
Acquisitions from affiliates	[1]	0		(1,263)	1,263
Revision to Deferred purchase price obligation – Anadarko	[1],[3]	4,165			4,165
Contributions of equity-based compensation from Anadarko	[1]	4,563			4,473			90
Net pre-acquisition contributions from (distributions to) Anadarko	[1]	126,866		126,866
Net contributions from (distributions to) Anadarko of other assets	[1]	3,189	[4]		3,139			50
Elimination of net deferred tax liabilities	[1]	(1,505)		(1,505)
Other	[1]	152			152
Balance at Dec. 31, 2017	[1]	5,021,182		1,050,171	2,950,010	780,040	0	179,232	61,729
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	[1]	636,526		182,142	87,581	11,656	0	346,538	8,609
Above-market component of swap agreements with Anadarko	[1],[2]	51,618			51,618
Amortization of beneficial conversion feature of Class C units and Series A Preferred units	[1]	0			(3,247)	3,247
Distributions to noncontrolling interest owner	[1]	(13,529)							(13,529)
Distributions to unitholders	[1]	(893,649)			(575,323)			(318,326)
Contributions of equity-based compensation from Anadarko	[1]	5,727			5,613			114
Net pre-acquisition contributions from (distributions to) Anadarko	[1]	97,755		97,755
Net contributions from (distributions to) Anadarko of other assets	[1]	58,835	[4]	58,835
Elimination of net deferred tax liabilities	[1]	(1,514)		(1,514)
Other	[1]	396			396
Balance at Dec. 31, 2018	[1]	4,919,597		1,388,018	2,475,540	791,410	$ 0	206,862	57,767
Increase (Decrease) in Partners' Capital [Roll Forward]
Cumulative effect of accounting change	[1],[6]	$ (43,750)		$ 629	$ (41,108)	$ (3,533)		$ (696)	$ 958

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 6.
[3]	See Note 3.
[4]	Includes $(1.4) million related to pipe and equipment purchases and $(1.8) million related to other assets for the year ended December 31, 2017. See Note 6.
[5]	See Note 5.
[6]	See Note 1.